Warrant Liabilities (Details) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 10, 2019	Oct. 08, 2019	Mar. 31, 2021	Dec. 31, 2020
Warrant Liabilities (Details) [Line Items]
Aggregate shares outstanding	70,000			262,500
Issuance of representative shares (in Dollars)			$ 869	$ 869
Public warrant price per share (in Dollars per share)			$ 0.01
Ordinary shares equals or exceeds per share (in Dollars per share)			$ 18.00
Business Combination [Member]
Warrant Liabilities (Details) [Line Items]
Business combination, description			In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “newly issued price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the newly issued price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the newly issued price.
Class A Ordinary Shares [Member]
Warrant Liabilities (Details) [Line Items]
Business combination, description				In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “newly issued price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the newly issued price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the newly issued price.
Class B Ordinary Shares [Member]
Warrant Liabilities (Details) [Line Items]
Aggregate of Class B ordinary shares		60,000
Class B Ordinary Shares [Member] | Early Bird Capital [Member]
Warrant Liabilities (Details) [Line Items]
Aggregate of Class B ordinary shares		60,000